Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

19. Share-based compensation

19.1Description of equity incentive plans

In 2018, the Company established the 2018 Stock Option Plan that entitles employees, directors, and consultants providing services to purchase depository receipts for common shares of the Company. Under this plan, holders of vested options are entitled to purchase common shares at the exercise price determined at the date of the grant.

In 2020, the Company established the 2020 U.S. Stock Option Plan that entitles employees, directors and consultants providing services to give the right to acquire a number of common shares. Under this plan, holders of vested options are entitled to purchase common stock at the exercise price determined at the date of the grant.

In March 2021, LAVA Therapeutics N.V. established the 2021 Long-term Incentive Option Plan, as an incentive for all its employees, members of its board of directors and select external consultants. As of March 25, 2021, the 2018 Stock Option Plan and the 2020 U.S. Stock Option Plan ceased to have any future shares available.

Under the option plans, the options granted generally have a maximum term of 10 years and can generally have the following vesting schemes:

●	25% of the options vest on the first anniversary of the vesting commencement date, and the remaining 75% of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the fourth anniversary of the vesting commencement date.
●	the options vest in 48 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the fourth anniversary of the vesting commencement date.
●	the options vest in 12 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the first anniversary of the vesting commencement date.

Share-based options

During 2022 and 2021, the board of directors granted 2,358,458 options and 1,801,088 options, respectively.

The following table provides information about share-based awards as of December 31, 2022 and 2021:

	2018 Stock Option Plan			2020 U.S. Stock Option Plan			2021 Long-term Incentive Option Plan
			Weighted			Weighted			Weighted
		Weighted	average		Weighted	average		Weighted	average
	Number	average	remaining		average	remaining		average	remaining
	of	exercise	contractual	Number of	exercise	contractual	Number of	exercise	contractual
	options	price $	term (yrs)	options	price $	term (yrs)	options	price $	term (yrs)
Outstanding at January 1, 2021	620,347	0.01	(*)	1,069,198	2.76	9.50	—	—	—
Granted	—	—		493,938	12.69	9.21	1,307,150	6.03	9.90
Exercised	—	—		—	—		—	—
Forfeited	—	—		—	—		—	—
Outstanding at December 31, 2021	620,347	0.01	(*)	1,563,136	5.90	8.90	1,307,150	6.03	9.90
Granted	—	—		—	—		2,358,458	4.01	9.79
Exercised	(16,073)	0.01		(6,124)	2.76		—	—
Forfeited	(3,817)	0.01		(284,933)	13.46		(258,014)	5.75
Outstanding at December 31, 2022	600,457	0.01	(*)	1,272,079	4.22	7.83	3,407,594	4.66	9.54
Exercisable at December 31, 2022	387,565			717,532			470,454
(*) contract term does not have fixed end date

As of December 31, 2022, outstanding options had exercise prices ranging from $0.01 to $15.00.

19.2Measurement of fair values

The fair value of the equity-settled employee share options has been measured using the Black-Scholes formula, for all stock option grants issued after our IPO in March 2021. The service conditions attached to the transactions were not taken into account in measuring fair value.

The assumptions used in the measurement of the fair values and the weighted average fair value of the share options granted during the years ended on December 31, 2022, 2021 and 2020:

	December 31, 2022	December 31, 2021		December 31, 2020
	NL & US	NL	US	NL
Expected annual average volatility	83.9%	80.1%	80.1%	75.5% - 90.0%
Expected life, years	6.08	6.08	6.08	3.92
Fair value of the common share	$1.71 - 3.91	$3.42 - 5.23	$3.12 - 8.71	$2.10 - 2.76
Exercise price	$2.34 - 5.50	$5.10 - 7.77	$5.10 - 15.00	$0
Dividend yield	—	—	—	—
Risk-free interest rate	1.65% - 3.78%	(0.30%) - (0.53%)	0.94% - 1.34%	(0.62%)
Weighted average grant date fair value	$4.01	$3.61	$5.95	$2.71

In 2022, all options were granted in USD. In 2021, options were granted with a contractual exercise price in both EUR and USD. In 2020, all options were granted with a contractual exercise price in EUR. Since the Company was a private company until March 2021, limited company-specific historical and implied volatility information is available. Expected volatility is therefore estimated based on the observed daily share price returns of publicly traded peer companies over a historic period equal to the period for which expected volatility is estimated, as well as our own limited historical stock performance and our own stock-price volatility. The group of comparable listed companies are publicly traded entities active in the business of developing antibody-based therapeutics, treatments and drugs and are selected taking into consideration the availability of meaningful trading data history and market capitalization. The Company will continue to use this method for calculation of expected volatility data until sufficient historical market data is available for estimating the volatility of our common shares.

Total share-based compensation expenses for the years ended December 31, 2022, 2021 and 2020 were $4.1 million, $3.9 million and $0.6 million, respectively.

Valuation of common shares

As of our IPO in March 2021, the fair value of the common shares is determined by the market value of our shares on the Nasdaq Global Select Market under the symbol “LVTX.”

Prior to our IPO, the fair value of the common shares was determined by the Company’s management board and supervisory board and took into account the most recently available valuation of common shares performed by an independent valuation firm and the assessment of additional objective and subjective factors the Company believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant.

The Company’s management board and supervisory board considered numerous objective and subjective factors to determine their best estimate of the fair value of our common shares as of each grant date, including:

•	the progress of our research and development programs;

•	achievement of enterprise milestones, including entering into collaboration and licensing agreements, as well as funding milestones;

•	contemporaneous third-party valuations of our common shares for our most recent share issuances;

•	our need for future financing to fund operations;

•	the rights and preferences of our preference shares and our preference shares relative to our common shares;

•	the likelihood of achieving a discrete liquidity event, such as a sale of our Company or an initial public offering given prevailing market conditions; and

•	external market and economic conditions impacting our industry sector.

In determining the fair values of the common shares as of each grant date, three generally accepted approaches were considered: income approach, market approach and cost approach. In addition, the guidance prescribed by the American Institute of Certified Public Accounts Audit and Accounting Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation had been considered.

The “prior sale of company stock” method, a form of the market approach, had been applied to estimate the total enterprise value. The prior sale of company stock method considers any prior arm’s length sales of the Company’s equity securities. Considerations factored into the analysis included: the type and amount of equity sold, the estimated volatility, the estimated time to liquidity, the risk-free rate, the timing compared to the common shares valuation date and the financial condition and structure of the Company at the time of the sale. As such, the value per share had been benchmarked to the external transactions of Company stock and external financing rounds. For determining the value of the Company’s shares, the prior sale of company stock method had been relied on to estimate the total value of the Company’s equity. Throughout this period, financing rounds were held, which resulted in the issuance of preferred shares. The preferred shares were transacted with numerous existing and new investors, and therefore the pricing in these financing rounds was considered a strong indication of fair value.

Given that there were multiple classes of equity, the Option Pricing Method (OPM) had been applied in order to allocate equity to the various equity classes. The OPM treats securities as call options on the enterprise’s equity value, with exercise prices based on the liquidation preference and conversion features of preferred stock and strike prices of options. An incremental discount for lack of marketability (DLOM) was applied with a range from 10% to 25%, corresponding to the time to exit to reflect the increased risk arising from the inability to readily sell the shares. Under this method, the cost of the put option, which can hedge the price change before the privately held shares can be sold, was considered as the basis to determine the DLOM.